Deferred tax - Movements in deferred tax liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	¥ 263,303
Addition arising from the Business Combination	(682,328)
Credited/(debited) to income statement	1,953
Balance at end of period	(682,854)
Predecessor
Movements in deferred tax liability
Balance at beginning of period	(265,782)	¥ (267,439)
Credited/(debited) to income statement		1,657
Balance at end of period		(265,782)
Brand
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	248,125
Addition arising from the Business Combination	(432,300)
Balance at end of period	(432,300)
Brand | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(248,125)	(248,125)
Balance at end of period		(248,125)
Contract with Insurers
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	15,085
Addition arising from the Business Combination	(205,675)
Credited/(debited) to income statement	1,983
Balance at end of period	(205,179)
Contract with Insurers | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(16,572)	(18,114)
Credited/(debited) to income statement		1,542
Balance at end of period		(16,572)
Property, plant and equipment
Movements in deferred tax liability
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	93
Addition arising from the Business Combination	(16,150)
Credited/(debited) to income statement	225
Balance at end of period	(16,627)
Property, plant and equipment | Predecessor
Movements in deferred tax liability
Balance at beginning of period	(795)	(1,075)
Credited/(debited) to income statement		280
Balance at end of period		(795)
Leases
Movements in deferred tax liability
Addition arising from the Business Combination	(28,203)
Credited/(debited) to income statement	26
Balance at end of period	(28,177)
Others
Movements in deferred tax liability
Credited/(debited) to income statement	(281)
Balance at end of period	(571)
Others | Predecessor
Movements in deferred tax liability
Balance at beginning of period	¥ (290)	(125)
Credited/(debited) to income statement		(165)
Balance at end of period		¥ (290)